Impairment testing (Details) - EUR (€) € in Thousands	6 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Disclosure of impairment loss and reversal of impairment loss [line items]
Assets	€ (466,569)	€ (460,062)
Right-of-use assets | Buildings
Disclosure of impairment loss and reversal of impairment loss [line items]
Impairment charge released	1,000
Accumulated impairment
Disclosure of impairment loss and reversal of impairment loss [line items]
Assets	17,100	18,400
Accumulated impairment | Right-of-use assets
Disclosure of impairment loss and reversal of impairment loss [line items]
Assets	3,100	4,200
Accumulated impairment | Leasehold improvements
Disclosure of impairment loss and reversal of impairment loss [line items]
Assets	4,400	4,400
Accumulated impairment | Manufacturing equipment
Disclosure of impairment loss and reversal of impairment loss [line items]
Assets	€ 9,600	€ 9,800